Share-based compensation (Restricted Shares - Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-acquisition share-based compensation		$ 9,009	$ 0	$ 470
Restricted shares | BIGOINC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-acquisition share-based compensation		12,602	$ 9,733	$ 38,618
Bigo's Share Incentive Scheme [Member] | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		$ 21,424
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 5 months 19 days
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested after 24 months of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Vesting period	24 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in two equal installments over the following 24 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Vesting period	24 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in four equal installments over the following 48 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	48 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in three equal installments over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months